Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transactions [Line Items]
Cash compensation and benefits	$ 590,764	$ 580,425
Related Party [Member]
Related Party Transactions [Line Items]
Related party balances
Related party transactions